Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,467,000.00
Previously Paid Amount	0.00
Total Fee Amount	388.63
Total Offset Amount	0.00
Net Fee	388.63
Narrative - Max Aggregate Offering Price	$ 4,467,000.00
Final Prospectus	true